Revenues and Cost of Services - (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and Cost of Services [Abstract]
Transaction Revenues	$ 1,054,928	$ 739,919	$ 637,053
Other revenue	38,659	6,055	13,298
Revenue	1,093,587	745,974	650,351
Cost of sales	(690,831)	(451,301)	(373,492)
Gross profit	$ 402,756	$ 294,673	$ 276,859